UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ JEFF KESWIN          New York, New York       May 7, 2002
     ---------------          ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total:      $651,930


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE

                                                                                             VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
AKAMAI              SB NT CV     00971TAC5      3,500       70,000  PRN         SOLE                70,000
   TECHNOLOGIES INC 5.5%07
AMBASE CORP         COM          023164106        421      323,700  SH          SOLE               323,700
AMERICAN PHYSICIANS COM	         028884104     19,459      997,900  SH          SOLE               997,900
   CAPITAL
ARCH COAL INC       COM          039380100     53,450    2,500,000  SH          SOLE             2,500,000
BE FREE INC         COM          073308108        815      493,700  SH          SOLE               493,700
BINDVIEW DEV CORP   COM          090327107      4,389    2,041,500  SH          SOLE             2,041,500
CNA FINL CORP       COM          126117100     17,790      599,000  SH          SOLE               599,000
CELLSTAR CORP       SUB NT CONV  150925AC9      1,700       20,000  PRN         SOLE                20,000
                   5%02
CERES GROUP INC     COM          256772205      4,550    1,000,000  SH          SOLE             1,000,000
DISCOVERY           COM          254668106        562      180,769  SH          SOLE               180,769
   LABORATORIES
   INC N
DOLLAR THRIFTY      COM          256743105     11,637      550,200  SH          SOLE               550,200
   AUTOMOTIVE GP
EBT INTL INC        COM          268248101         70      271,000  SH          SOLE               271,000
EMCOR GROUP INC     COM          29084Q100     13,174      296,100  SH          SOLE               296,100
ENDO                COM          29264F205      3,754      371,700  SH          SOLE               371,700
   PHARMACEUTICALS
   HLDGS INC
GLADSTONE CAPITAL   COM          376535100      6,889      387,000  SH          SOLE               387,000
   CORP
INSIGNIA FINL GROUP COM          45767A105     19,389    1,693,400  SH          SOLE             1,693,400
   INC NEW
IOMEGA CORP         COM NEW      462030305     30,966    3,495,000  SH          SOLE             3,495,000
M D C HLDGS INC     COM          552676108     93,413    2,162,330  SH          SOLE             2,162,330
MAGNA ENTMT CORP    CL A         559211107      5,842      721,200  SH          SOLE               721,200
MERCER INTL INC     SH BEN INT   588056101     17,522    2,517,500  SH          SOLE             2,517,500
NATURAL             NOTE         638882AA8      3,392       53,000  PRN         SOLE                53,000
   MICROSYSTEMS     5.000%10/1
   CORP
NEOMAGIC CORP       COM          640497103      6,693    2,009,900  SH          SOLE             2,009,900
NEOPHARM INC        COM          640919106     17,408      810,070  SH          SOLE               810,070
NEW CENTURY         COM          64352D101      4,851      225,000  SH          SOLE               225,000
   FINANCIAL CORP
OMTOOL LTD          COM          681974101        596      541,500  SH          SOLE               541,500
OPTI INC            COM          683960108        568      408,700  SH          SOLE               408,700
PATINA OIL & GAS    COM          703224105     60,912    1,932,500  SH          SOLE             1,932,500
   CORP
POLYCOM INC         COM          73172K104        354       14,400  SH          SOLE                14,400
PROVIDIAN FINL CORP COM          74406A102      1,427      189,000  SH          SOLE               189,000
PROVIDIAN FINL CORP SR NT CV     74406AAA0      9,860      145,000  PRN         SOLE               145,000
                    3.25%05
PRUDENTIAL FINL INC COM          744320102     35,708    1,150,000  SH          SOLE             1,150,000
SAFEGUARD           SB NT CV     786449AE8      4,883       77,500  PRN         SOLE                77,500
   SCIENTIFICS INC  5%06
SAXON CAPITAL INC   COM          80556P302      5,170      350,000  SH          SOLE               350,000
STAGE STORES INC    COM NEW      85254C305     30,730    1,155,246  SH          SOLE             1,155,246
3 COM CORP          COM          885535104     46,561    7,620,500  SH          SOLE             7,620,500
TYCO INTL LTD NEW   COM          902124106     21,008      650,000  SH          SOLE               650,000
UICI                COM          902737105     14,091      743,600  SH          SOLE               743,600
U S INDS INC NEW    COM          912080108      5,649    1,486,500  SH          SOLE             1,486,500
VISTEON CORP        COM          92839U107     30,618    1,850,000  SH          SOLE             1,850,000
WORLDCOM INC GA NEW WRLDCOM GP   98157D106     42,159    6,255,000  SH          SOLE             6,255,000
                    COM

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